STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

Principal Amount		Value	Principal Amount		Value
Asset-Backed Securities—13.1%			Auto Loan (Continued)
Auto Loan—11.2%			GM Financial Automobile Leasing Trust:
American Credit Acceptance Receivables Trust:			Series 2017-3,Cl. C, 2.73%, 9/20/21	$120,000 $	119,419
Series 2015-3,Cl. D, 5.86%, 7/12/22[1]	$125,000 $	125,131	Series 2018-2,Cl. C, 3.50%, 4/20/22	135,000	135,679
Series 2017-4,Cl. B, 2.61%, 5/10/21[1]	39,121	39,107	GMF Floorplan Owner Revolving Trust:
Series 2017-4,Cl. C, 2.94%, 1/10/24[1]	183,000	182,745	Series 2018-3,Cl. B, 3.49%, 9/15/22[1]	240,000	242,129
Series 2017-4,Cl. D, 3.57%, 1/10/24[1]	227,000	227,187	Series 2018-3,Cl. C, 3.68%, 9/15/22[1]	200,000	201,815
Series 2018-2,Cl. C, 3.70%, 7/10/24[1]	255,000	256,248	Series 2018-4,Cl. B, 3.68%, 9/15/23[1]	200,000	203,493
Series 2018-3,Cl. B, 3.49%, 6/13/22[1]	80,000	80,220	Series 2018-4,Cl. C, 3.88%, 9/15/23[1]	250,000	254,403
Series 2018-4,Cl. C, 3.97%, 1/13/25[1]	180,000	182,521	Navistar Financial Dealer Note Master Owner Trust II:
AmeriCredit Automobile Receivables Trust:			Series 2017-1,Cl. C, 4.036%
Series 2017-2,Cl. D, 3.42%, 4/18/23	300,000	301,733	[US0001M+155], 6/27/22[1,3]	60,000	60,074
Series 2017-4,Cl. D, 3.08%, 12/18/23	190,000	190,209	Series 2017-1,Cl. D, 4.786%
Series 2018-3,Cl. C, 3.74%, 10/18/24	260,000	266,206	[US0001M+230], 6/27/22[1,3]	70,000	70,035
Capital Auto Receivables Asset Trust:			Series 2018-1,Cl. A, 3.116%
Series 2017-1,Cl. D, 3.15%, 2/20/25[1]	40,000	39,802	[US0001M+63], 9/25/23[1,3]	110,000	110,204
Series 2018-2,Cl. B, 3.48%, 10/20/23[1]	120,000	121,086	Series 2018-1,Cl. B, 3.286%
Series 2018-2,Cl. C, 3.69%, 12/20/23[1]	115,000	115,979	[US0001M+80], 9/25/23[1,3]	125,000	125,164
CarMax Auto Owner Trust:			Santander Drive Auto Receivables Trust:
Series 2015-2,Cl. D, 3.04%, 11/15/21	100,000	100,015	Series 2017-1,Cl. D, 3.17%, 4/17/23	160,000	160,200
Series 2015-3,Cl. D, 3.27%, 3/15/22	295,000	294,506	Series 2017-1,Cl. E, 5.05%, 7/15/24[1]	355,000	363,202
Series 2016-1,Cl. D, 3.11%, 8/15/22	185,000	184,474	Series 2017-2,Cl. D, 3.49%, 7/17/23	70,000	70,393
Series 2017-1,Cl. D, 3.43%, 7/17/23	230,000	230,793	Series 2017-3,Cl. D, 3.20%, 11/15/23	280,000	279,873
Series 2017-4,Cl. D, 3.30%, 5/15/24	100,000	99,652	Series 2018-1,Cl. D, 3.32%, 3/15/24	100,000	100,349
Series 2018-4,Cl. C, 3.85%, 7/15/24	85,000	87,064	Series 2018-2,Cl. D, 3.88%, 2/15/24	165,000	167,456
CIG Auto Receivables Trust, Series 2017-1A, Cl.			Series 2018-3,Cl. C, 3.51%, 8/15/23	415,000	417,592
A, 2.71%, 5/15/23[1]	46,946	46,852	Series 2018-4,Cl. C, 3.56%, 7/15/24	290,000	292,999
CPS Auto Receivables Trust:			Series 2018-5,Cl. C, 3.81%, 12/16/24	215,000	218,350
Series 2018-A,Cl. B, 2.77%, 4/18/22[1]	125,000	124,623	Santander Retail Auto Lease Trust, Series
Series 2018-B,Cl. B, 3.23%, 7/15/22[1]	150,000	150,337	2017-A, Cl. C, 2.96%, 11/21/22[1]	180,000	179,680
CPS Auto Trust, Series 2017-A, Cl. B, 2.68%,			TCF Auto Receivables Owner Trust, Series
5/17/21[1]	25,600	25,576	2015-1A, Cl. D, 3.53%, 3/15/22[1]	160,000	159,990
Credit Acceptance Auto Loan Trust:			United Auto Credit Securitization Trust, Series
Series 2017-3A,Cl. C, 3.48%, 10/15/26[1]	205,000	205,108	2018-1, Cl. C, 3.05%, 9/10/21[1]	255,000	255,147
Series 2018-1A,Cl. B, 3.60%, 4/15/27[1]	125,000	125,995	Veros Automobile Receivables Trust, Series
Series 2018-1A,Cl. C, 3.77%, 6/15/27[1]	180,000	181,403	2017-1, Cl. A, 2.84%, 4/17/23[1]	32,393	32,343
Series 2018-2A,Cl. C, 4.16%, 9/15/27[1]	150,000	153,453	Westlake Automobile Receivables Trust:
Series 2018-3A,Cl. C, 4.04%, 12/15/27[1]	210,000	213,325	Series 2016-1A,Cl. E, 6.52%, 6/15/22[1]	260,000	261,184
Drive Auto Receivables Trust:			Series 2017-2A,Cl. E, 4.63%, 7/15/24[1]	305,000	307,292
Series 2015-BA,Cl. D, 3.84%, 7/15/21[1]	9,833	9,845	Series 2018-1A,Cl. D, 3.41%, 5/15/23[1]	160,000	160,435
Series 2016-CA,Cl. D, 4.18%, 3/15/24[1]	160,000	162,063	Series 2018-3A,Cl. B, 3.32%, 10/16/23[1]	245,000	245,856
Series 2017-1,Cl. D, 3.84%, 3/15/23	225,000	226,812			14,138,602
Series 2018-1,Cl. D, 3.81%, 5/15/24	180,000	181,561	Credit Card—1.2%
Series 2018-2,Cl. D, 4.14%, 8/15/24	295,000	300,119	GE Capital Credit Card Master Note Trust,
Series 2018-3,Cl. C, 3.72%, 9/16/24	115,000	116,108	Series 2012-7, Cl. B, 2.21%, 9/15/22	185,000	184,292
Series 2018-3,Cl. D, 4.30%, 9/16/24	200,000	204,310	World Financial Network Credit Card Master Trust:
Series 2018-5,Cl. C, 3.99%, 1/15/25	210,000	214,554	Series 2018-A,Cl. A, 3.07%, 12/16/24	495,000	497,842
Series 2019-1,Cl. C, 3.78%, 4/15/25	345,000	350,311	Series 2018-B,Cl. A, 3.46%, 7/15/25	230,000	234,125
DT Auto Owner Trust:			Series 2018-C,Cl. A, 3.55%, 8/15/25	470,000	478,733
Series 2016-4A,Cl. E, 6.49%, 9/15/23[1]	120,000	122,890	Series 2019-A,Cl. A, 3.14%, 12/15/25	160,000	161,639
Series 2017-1A,Cl. D, 3.55%, 11/15/22[1]	125,000	125,394			1,556,631
Series 2017-1A,Cl. E, 5.79%, 2/15/24[1]	285,000	292,549
Series 2017-2A,Cl. D, 3.89%, 1/15/23[1]	175,000	176,060	Equipment—0.5%
Series 2017-3A,Cl. D, 3.58%, 5/15/23[1]	70,000	70,375	CCG Receivables Trust:
Series 2017-3A,Cl. E, 5.60%, 8/15/24[1]	155,000	160,147	Series 2017-1,Cl. B, 2.75%, 11/14/23[1]	230,000	229,349
Series 2017-4A,Cl. D, 3.47%, 7/17/23[1]	190,000	190,513	Series 2018-1,Cl. B, 3.09%, 6/16/25[1]	85,000	85,261
Series 2017-4A,Cl. E, 5.15%, 11/15/24[1]	135,000	137,920	Series 2018-1,Cl. C, 3.42%, 6/16/25[1]	20,000	20,065
Series 2018-3A,Cl. B, 3.56%, 9/15/22[1]	250,000	251,923	Series 2018-2,Cl. C, 3.87%, 12/15/25[1]	60,000	61,032
Series 2018-3A,Cl. C, 3.79%, 7/15/24[1]	100,000	101,129	CNH Equipment Trust:
Exeter Automobile Receivables Trust:			Series 2017-C,Cl. B, 2.54%, 5/15/25	65,000	64,512
Series 2018-1A,Cl. B, 2.75%, 4/15/22[1]	140,000	139,847	Series 2019-A,Cl. A4, 3.22%, 1/15/26	125,000	126,744
Series 2018-4A,Cl. B, 3.64%, 11/15/22[1]	210,000	211,819	Dell Equipment Finance Trust, Series 2018-1,
			Cl. B, 3.34%, 6/22/23[1]	80,000	80,668
Series 2019-1A,Cl. D, 4.13%, 12/16/24[1]	195,000	199,456	FRS I LLC, Series 2013-1A, Cl. A1, 1.80%,
Flagship Credit Auto Trust, Series 2016-1, Cl. C,			4/15/43[1]	1,610	1,609
6.22%, 6/15/22[1]	345,000	357,166			669,240
GLS Auto Receivables Trust:
Series 2018-1A,Cl. A, 2.82%, 7/15/22[2]	192,131	191,854
Series 2018-3A,Cl. A, 3.35%, 8/15/22[1]	97,614	97,771

	1	OPPENHEIMER TOTAL RETURN BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Value	Principal Amount		Value
Loans: Other—0.2%			FHLMC/FNMA/FHLB/Sponsored (Continued)
Ameriquest Mortgage Securities, Inc. Asset-			Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass
Backed Pass-Through Certificates, Series 2005-			Pass-Through Certificates: (Continued)
R5, Cl. M2, 3.176% [US0001M+69], 7/25/35[3] $	74,033	$74,305	Series 4221,Cl. HJ, 1.50%, 7/15/23	$47,845 $	46,972
Dell Equipment Finance Trust, Series 2017-2,			Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass
Cl. B, 2.47%, 10/24/22[1]	70,000	69,698	Pass-Through Certificates, Interest-Only Stripped Mtg. -Backed Security:
Element Rail Leasing I LLC, Series 2014-1A, Cl.			Series 2074,Cl. S, 99.999%, 7/17/28[4]	701	66
A1, 2.299%, 4/19/44[1]	125,521	125,137	Series 2079,Cl. S, 99.999%, 7/17/28[4]	1,320	150
		269,140	Series 2130,Cl. SC, 99.999%, 3/15/29[4]	45,175	5,984
Total Asset-Backed Securities (Cost $16,505,149)		16,633,613	Series 2526,Cl. SE, 72.15%, 6/15/29[4]	1,826	301
			Series 2796,Cl. SD, 99.999%, 7/15/26[4]	89,887	10,382
Mortgage-Backed Obligations—44.5%			Series 2920,Cl. S, 32.789%, 1/15/35[4]	382,805	61,509
Government Agency—29.4%			Series 2922,Cl. SE, 17.115%, 2/15/35[4]	44,424	7,314
FHLMC/FNMA/FHLB/Sponsored—25.8%			Series 2981,Cl. AS, 0.177%, 5/15/35[4]	56,111	7,788
Federal Home Loan Mortgage Corp. , Series			Series 3004,Cl. SB, 0.00%, 7/15/35[4,5]	16,767	1,690
2018-HQA2, Cl. M1, 3.236% [US0001M+75],			Series 3397,Cl. GS, 2.60%, 12/15/37[4]	9,131	1,596
10/25/48[1,3]	380,000	379,849	Series 3424,Cl. EI, 0.00%, 4/15/38[4,5]	6,157	612
Federal Home Loan Mortgage Corp. Gold Pool:			Series 3450,Cl. BI, 9.062%, 5/15/38[4]	233,235	34,182
5.00%, 12/1/34	3,114	3,337	Series 3606,Cl. SN, 10.465%, 12/15/39[4]	59,961	7,791
5.50%, 9/1/39	203,998	221,885	Series 4057,Cl. QI, 4.56%, 6/15/27[4]	416,785	31,446
6.00%, 10/1/22-10/1/29	250,389	272,728	Series 4146,Cl. AI, 10.738%, 12/15/27[4]	182,107	14,157
6.50%, 7/1/28-4/1/34	95,233	105,540	Series 4205,Cl. AI, 7.963%, 5/15/28[4]	107,138	7,918
7.00%, 10/1/31-10/1/37	75,977	83,780	Series 4818,Cl. BI, 0.00%, 3/15/45[4,5]	163,688	27,403
9.00%, 8/1/22-5/1/25	3,917	4,196	Federal Home Loan Mortgage Corp. , STACR
Federal Home Loan Mortgage Corp. Non Gold			Trust, Series 2019-DNA1, Cl. M2, 5.136%
Pool, 10.50%, 10/1/20	179	179	[US0001M+265], 1/25/49[1,3]	275,000	279,885
Federal Home Loan Mortgage Corp. , Interest-Only Stripped Mtg. -Backed Security:			Federal National Mortgage Assn.:
Series 205,Cl. IO, 79.13%, 9/1/29[4]	3,777	760	2.50%, 4/1/34[7]	1,540,000	1,531,107
Series 206,Cl. IO, 0.793%, 12/15/29[4]	68,472	18,983	3.00%, 4/1/34-4/1/49[7]	1,465,000	1,476,481
Series 243,Cl. 6, 0.662%, 12/15/32[4]	43,340	8,142	3.50%, 4/1/49[7]	8,605,000	8,724,999
Series 304,Cl. C31, 9.481%, 12/15/27[4]	143,107	11,617	4.00%, 4/1/49[7]	10,270,000	10,565,262
Series 304,Cl. C45, 6.833%, 12/15/27[4]	72,313	5,831	4.50%, 4/1/49[7]	3,345,000	3,485,774
Series 304,Cl. C47, 5.551%, 12/15/27[4]	67,182	5,666	5.00%, 4/1/49[7]	2,065,000	2,183,697
Federal Home Loan Mortgage Corp. , Mtg. -			Federal National Mortgage Assn. Pool:
Linked Amortizing Global Debt Securities,			5.00%, 3/1/21-7/1/22	898	920
Series 2012-1, Cl. A10, 2.06%, 1/15/22	212,438	210,462	5.50%, 2/1/35-5/1/36	93,261	102,654
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through Certificates,			6.50%, 10/1/19-1/1/34	5,957	6,678
Interest-Only Stripped Mtg. -Backed Security:			7.00%, 1/1/30-12/1/32	13,561	15,557
Series KC02,Cl. X1, 0.00%, 3/25/24[4,5]	4,570,733	79,759	7.50%, 1/1/33	2,741	3,191
Series KC03,Cl. X1, 0.00%, 11/25/24[4,5]	2,755,000	69,961	8.50%, 7/1/32	3,154	3,190
Federal Home Loan Mortgage Corp. , Principal-			Federal National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Only Stripped Mtg. -Backed Security, Series			Series 221,Cl. 2, 99.999%, 5/25/23[4]	1,011	111
176, Cl. PO, 4.108%, 6/1/26[6]	20,009	18,372	Series 222,Cl. 2, 99.999%, 6/25/23[4]	117,307	12,379
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass			Series 252,Cl. 2, 0.00%, 11/25/23[4,5]	99,851	11,924
Pass-Through Certificates:			Series 294,Cl. 2, 99.999%, 2/25/28[4]	16,403	3,396
Series 151,Cl. F, 9.00%, 5/15/21	474	482	Series 301,Cl. 2, 22.677%, 4/25/29[4]	1,313	263
Series 1674,Cl. Z, 6.75%, 2/15/24	5,534	5,862	Series 303,Cl. IO, 63.593%, 11/25/29[4]	29,300	6,620
Series 2034,Cl. Z, 6.50%, 2/15/28	1,111	1,210	Series 320,Cl. 2, 71.352%, 4/25/32[4]	122,151	28,245
Series 2042,Cl. N, 6.50%, 3/15/28	2,471	2,675	Series 321,Cl. 2, 28.966%, 4/25/32[4]	304,206	70,290
Series 2043,Cl. ZP, 6.50%, 4/15/28	142,681	158,190	Series 324,Cl. 2, 16.515%, 7/25/32[4]	2,979	682
Series 2046,Cl. G, 6.50%, 4/15/28	4,771	5,286	Series 331,Cl. 5, 0.00%, 2/25/33[4,5]	4,227	811
Series 2053,Cl. Z, 6.50%, 4/15/28	1,210	1,345	Series 331,Cl. 9, 20.006%, 2/25/33[4]	97,954	19,924
Series 2066,Cl. Z, 6.50%, 6/15/28	141,292	155,852	Series 334,Cl. 12, 0.00%, 3/25/33[4,5]	7,017	1,489
Series 2195,Cl. LH, 6.50%, 10/15/29	106,360	117,181	Series 334,Cl. 17, 47.089%, 2/25/33[4]	61,681	13,074
Series 2220,Cl. PD, 8.00%, 3/15/30	827	957	Series 339,Cl. 12, 0.00%, 6/25/33[4,5]	96,865	21,800
Series 2326,Cl. ZP, 6.50%, 6/15/31	26,618	29,096	Series 339,Cl. 7, 0.00%, 11/25/33[4,5]	206,076	45,006
Series 2461,Cl. PZ, 6.50%, 6/15/32	122,430	134,907	Series 343,Cl. 13, 0.00%, 9/25/33[4,5]	102,895	21,768
Series 2470,Cl. LF, 3.484%			Series 343,Cl. 18, 0.00%, 5/25/34[4,5]	25,150	4,873
[LIBOR01M+100], 2/15/32[3]	1,030	1,058	Series 345,Cl. 9, 0.00%, 1/25/34[4,5]	75,512	15,893
Series 2635,Cl. AG, 3.50%, 5/15/32	19,473	19,716	Series 351,Cl. 10, 0.00%, 4/25/34[4,5]	32,521	7,309
Series 3010,Cl. WB, 4.50%, 7/15/20	1,602	1,604	Series 351,Cl. 8, 0.00%, 4/25/34[4,5]	57,004	12,796
Series 3025,Cl. SJ, 15.643% [-3.667 x			Series 356,Cl. 10, 0.00%, 6/25/35[4,5]	39,722	8,113
LIBOR01M+2,475], 8/15/35[3]	10,792	15,677	Series 356,Cl. 12, 0.00%, 2/25/35[4,5]	19,532	4,034
Series 3030,Cl. FL, 2.884%			Series 362,Cl. 13, 0.00%, 8/25/35[4,5]	76,750	17,160
[LIBOR01M+40], 9/15/35[3]	1,659	1,659	Series 364,Cl. 15, 0.00%, 9/25/35[4,5]	4,102	873
Series 3645,Cl. EH, 3.00%, 12/15/20	4,476	4,463	Series 364,Cl. 16, 0.00%, 9/25/35[4,5]	85,069	17,333
Series 3822,Cl. JA, 5.00%, 6/15/40	1,556	1,584	Series 365,Cl. 16, 0.00%, 3/25/36[4,5]	104,793	21,043
Series 3848,Cl. WL, 4.00%, 4/15/40	11,954	12,111
Series 3857,Cl. GL, 3.00%, 5/15/40	2,951	3,007

	2	OPPENHEIMER TOTAL RETURN BOND FUND/VA

	Principal Amount		Value	Principal Amount		Value
	FHLMC/FNMA/FHLB/Sponsored (Continued)			FHLMC/FNMA/FHLB/Sponsored (Continued)
	Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-			Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-
	Through Certificates:			Through Certificates, Interest-Only Stripped Mtg. -Backed Security: (Continued)
	Series 1993-87,Cl. Z, 6.50%, 6/25/23	$82,048 $	86,572	Series 2002-9,Cl. MS, 33.216%,
	Series 1998-58,Cl. PC, 6.50%, 10/25/28	76,281	83,595	3/25/32[4]	$1,437	$275
	Series 1998-61,Cl. PL, 6.00%, 11/25/28	38,447	42,041	Series 2002-90,Cl. SN, 19.64%,
	Series 1999-54,Cl. LH, 6.50%, 11/25/29	64,568	70,770	8/25/32[4]	6,058	982
	Series 2001-51,Cl. OD, 6.50%, 10/25/31	3,846	4,075	Series 2002-90,Cl. SY, 25.23%, 9/25/32[4]	4,520	732
	Series 2001-74,Cl. QE, 6.00%, 12/25/31	90,391	100,107	Series 2003-26,Cl. DI, 80.823%,
	Series 2003-28,Cl. KG, 5.50%, 4/25/23	217,954	224,290	4/25/33[4]	4,304	1,093
	Series 2005-73,Cl. DF, 2.736%			Series 2003-33,Cl. SP, 31.404%,
	[LIBOR01M+25], 8/25/35[3]	1,840	1,838	5/25/33[4]	94,709	18,469
	Series 2006-11,Cl. PS, 15.453% [-3.667			Series 2003-4,Cl. S, 25.58%, 2/25/33[4]	58,078	11,596
	x LIBOR01M+2,456.67], 3/25/36[3]	59,473	87,802	Series 2004-54,Cl. DS, 99.999%,
	Series 2006-46,Cl. SW, 15.086%			11/25/30[4]	82,405	12,025
[	-3.667 x LIBOR01M+2,419.92],			Series 2005-12,Cl. SC, 28.492%,
	6/25/36[3]	40,625	58,058	3/25/35[4]	20,489	3,082
	Series 2006-50,Cl. KS, 15.087% [-3.667			Series 2005-14,Cl. SE, 34.686%,
	x LIBOR01M+2,420], 6/25/36[3]	50,603	73,153	3/25/35[4]	66,078	8,587
	Series 2008-75,Cl. DB, 4.50%, 9/25/23	1	1	Series 2005-40,Cl. SA, 99.999%,
	Series 2009-113,Cl. DB, 3.00%,			5/25/35[4]	190,886	30,564
	12/25/20	2,430	2,420	Series 2005-40,Cl. SB, 62.455%,
	Series 2009-36,Cl. FA, 3.426%			5/25/35[4]	8,795	1,107
	[LIBOR01M+94], 6/25/37[3]	22,801	23,372	Series 2005-52,Cl. JH, 28.692%,
	Series 2009-70,Cl. TL, 4.00%, 8/25/19	15	15	5/25/35[4]	50,068	7,522
	Series 2010-43,Cl. KG, 3.00%, 1/25/21	1,787	1,785	Series 2005-93,Cl. SI, 2.844%,
	Series 2011-3,Cl. EL, 3.00%, 5/25/20	1,962	1,955	10/25/35[4]	138,755	20,863
	Series 2011-38,Cl. AH, 2.75%, 5/25/20	1	1	Series 2008-55,Cl. SA, 0.00%,
	Series 2011-82,Cl. AD, 4.00%, 8/25/26	7,467	7,470	7/25/38[4,5]	7,523	910
	Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-			Series 2009-8,Cl. BS, 99.999%,
	Through Certificates, Interest-Only Stripped Mtg. -Backed Security:			2/25/24[4]	736	39
	Series 2001-61,Cl. SH, 24.237%,			Series 2011-96,Cl. SA, 5.212%,
	11/18/31[4]	3,820	646	10/25/41[4]	47,671	7,602
	Series 2001-63,Cl. SD, 45.212%,			Series 2012-121,Cl. IB, 8.076%,
	12/18/31[4]	1,228	188	11/25/27[4]	175,552	14,247
	Series 2001-65,Cl. S, 37.651%,			Series 2012-134,Cl. SA, 0.00%,
	11/25/31[4]	95,833	18,111	12/25/42[4,5]	130,541	24,676
	Series 2001-68,Cl. SC, 49.947%,			Series 2012-40,Cl. PI, 26.501%,
	11/25/31[4]	902	167	4/25/41[4]	93,162	11,581
	Series 2001-81,Cl. S, 36.382%, 1/25/32[4]	27,701	4,854	Series 2015-57,Cl. LI, 5.983%, 8/25/35[4]	413,384	60,139
	Series 2002-28,Cl. SA, 40.27%,			Series 2016-45,Cl. MI, 8.547%,
	4/25/32[4]	886	158	7/25/46[4]	121,188	27,196
	Series 2002-38,Cl. SO, 99.13%,			Series 2017-66,Cl. AS, 0.00%, 9/25/47[4,5]	1,025,612	150,159
	4/25/32[4]	2,712	461	Series 2018-16,Cl. NI, 0.156%,
	Series 2002-39,Cl. SD, 63.714%,			12/25/44[4]	84,367	12,838
	3/18/32[4]	1,793	341	Series 2018-69,Cl. CI, 0.00%,
	Series 2002-47,Cl. NS, 40.942%,			10/25/46[4,5]	184,099	18,660
	4/25/32[4]	88,136	16,256	Federal National Mortgage Assn. , Real Estate
	Series 2002-48,Cl. S, 42.399%, 7/25/32[4]	1,367	263	Mtg. Investment Conduit Multiclass Pass-
	Series 2002-51,Cl. S, 39.703%, 8/25/32[4]	80,909	14,924	Through Certificates, Principal-Only Stripped
	Series 2002-52,Cl. SD, 87.202%,			Mtg. -Backed Security, Series 1993-184, Cl. M,
	9/25/32[4]	126,200	24,344	5.195%, 9/25/23[6]	36,764	34,678
	Series 2002-52,Cl. SL, 40.184%,					32,649,013
	9/25/32[4]	915	169	GNMA/Guaranteed—3.6%
	Series 2002-53,Cl. SK, 86.627%,			Government National Mortgage Assn. I Pool:
	4/25/32[4]	6,247	1,215	7.00%, 12/15/23-3/15/26	3,242	3,348
	Series 2002-56,Cl. SN, 38.961%,			Government National Mortgage Assn. II Pool,
	7/25/32[4]	1,863	358	3.50%, 4/1/49[7]	4,265,000	4,359,297
	Series 2002-60,Cl. SM, 19.408%,			Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
	8/25/32[4]	11,776	1,749	Series 2002-15,Cl. SM, 99.999%,
	Series 2002-7,Cl. SK, 25.71%, 1/25/32[4]	5,520	911	2/16/32[4]	116,780	788
	Series 2002-77,Cl. BS, 25.10%,			Series 2007-17,Cl. AI, 45.305%,
	12/18/32[4]	7,985	1,381	4/16/37[4]	51,925	7,603
	Series 2002-77,Cl. IS, 59.292%,			Series 2011-52,Cl. HS, 18.864%,
	12/18/32[4]	4,620	908	4/16/41[4]	342,210	50,089
	Series 2002-77,Cl. SH, 32.743%,			Series 2017-136,Cl. LI, 6.988%,
	12/18/32[4]	36,956	6,123	9/16/47[4]	329,638	64,074
	Series 2002-84,Cl. SA, 30.94%,
	12/25/32[4]	90,313	17,710

		3	OPPENHEIMER TOTAL RETURN BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value		Principal Amount	Value
GNMA/Guaranteed (Continued)			Commercial (Continued)
Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:			FREMF Mortgage Trust: (Continued)
(Continued)			Series 2012-K711,Cl. C, 3.519%,
Series 2017-149,Cl. GS, 0.00%,			8/25/45[1,9]	$130,000	$129,840
10/16/47[4,5]	$390,442	$59,922	Series 2013-K25,Cl. C, 3.623%,
		4,545,121	11/25/45[1,9]	90,000	90,579
Non-Agency—15.1%			Series 2013-K26,Cl. C, 3.598%,
Commercial—7.5%			12/25/45[1,9]	60,000	60,356
BANK, Interest-Only Stripped Mtg. -Backed			Series 2013-K27,Cl. C, 3.496%,
Security, Series 2019-BN16, Cl. XA, 10.805%,			1/25/46[1,9]	95,000	95,268
2/15/52[4]	1,584,136	117,320	Series 2013-K28,Cl. C, 3.49%,
BCAP LLC Trust, Series 2011-R11, Cl. 18A5,			6/25/46[1,9]	285,000	285,897
4.69% [H15T1Y+210], 9/26/35[1,3]	11,096	11,144	Series 2013-K712,Cl. C, 3.359%,
Benchmark Mortgage Trust, Interest-Only			5/25/45[1,9]	70,000	69,941
Commercial Mtg. Pass-Through Certificates,			Series 2013-K713,Cl. C, 3.155%,
Series 2018-B1, Cl. XA, 10.646%, 1/15/51[4]	1,783,218	65,417	4/25/46[1,9]	245,000	244,534
Capital Lease Funding Securitization LP,			Series 2014-K715,Cl. C, 4.122%,
Interest-Only Commercial Mtg. Pass-Through			2/25/46[1,9]	190,000	192,367
Certificates, Series 1997-CTL1, Cl. IO, 0.00%,			GS Mortgage Securities Trust:
6/22/24[1,4,5,8]	160,402	2,901	Series 2012-GC6,Cl. A3, 3.482%,
CD Mortgage Trust, Interest-Only Commercial			1/10/45	59,774	60,660
Mtg. Pass-Through Certificates, Series 2017-			Series 2013-GC12,Cl. AAB, 2.678%,
CD6, Cl. XA , 12.622%, 11/13/50[4]	746,251	42,785	6/10/46	28,939	28,807
Chase Mortgage Finance Trust, Series 2005-			Series 2013-GC16,Cl. AS, 4.649%,
A2, Cl . 1A3, 4.349%, 1/25/36[9]	78,236	76,512	11/10/46	45,000	48,042
Citigroup Commercial Mortgage Trust:			Series 2014-GC18,Cl. AAB, 3.648%,
Series 2012-GC8,Cl. AAB, 2.608%,			1/10/47	82,119	83,566
9/10/45	80,158	79,902	GSMSC Pass-Through Trust, Series 2009-3R, Cl.
Series 2014-GC21,Cl. AAB, 3.477%,			1A2, 6.00%, 4/25/37[1,9]	181,963	174,302
5/10/47	95,000	96,722	JP Morgan Chase Commercial Mortgage Securities Trust:
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through			Series 2012-LC9,Cl. A4, 2.611%,
Certificates:			12/15/47	9,547	9,538
Series 2013-GC17,Cl. XA, 0.00%,			Series 2013-C10,Cl. AS, 3.372%,
11/10/46[4,5]	394,368	16,105	12/15/47	315,000	318,129
Series 2017-C4,Cl. XA, 11.938%,			Series 2013-C16,Cl. AS, 4.517%,
10/12/50[4]	2,063,715	141,677	12/15/46	300,000	317,454
COMM Mortgage Trust:			Series 2013-LC11,Cl. AS, 3.216%,
Series 2013-CR6,Cl. AM, 3.147%,			4/15/46	40,000	40,126
3/10/46[1]	245,000	245,636	Series 2014-C20,Cl. AS, 4.043%,
Series 2014-CR17,Cl. ASB, 3.598%,			7/15/47	220,000	228,423
5/10/47	265,000	270,451	Series 2016-JP3,Cl. A2, 2.435%,
Series 2014-CR20,Cl. ASB, 3.305%,			8/15/49	194,305	192,550
11/10/47	65,000	66,028	JP Morgan Mortgage Trust, Series 2007-A1, Cl.
Series 2014-CR21,Cl. AM, 3.987%,			5A1, 4.687%, 7/25/35[9]	52,359	53,966
12/10/47	715,000	736,139	JP Morgan Resecuritization Trust, Series 2009-
Series 2014-LC15,Cl. AM, 4.198%,			5, Cl . 1A2, 4.542%, 7/26/36[1,9]	160,011	160,208
4/10/47	170,000	177,091	JPMBB Commercial Mortgage Securities Trust:
Series 2014-UBS6,Cl. AM, 4.048%,			Series 2014-C18,Cl. A3, 3.578%,
12/10/47	475,000	485,523	2/15/47	60,295	60,864
Series 2015-CR22,Cl. A2, 2.856%,			Series 2014-C19,Cl. ASB, 3.584%,
3/10/48	119,370	119,279	4/15/47	38,017	38,724
COMM Mortgage Trust, Interest-Only Stripped			Series 2014-C24,Cl. B, 4.116%,
Mtg. -Backed Security, Series 2012-CR5, Cl. XA,			11/15/47[9]	245,000	250,818
21.513%, 12/10/45[4]	2,015,444	95,205	Series 2014-C25,Cl. AS, 4.065%,
CSMC Mortgage-Backed Trust, Series 2006-6,			11/15/47	200,000	207,466
Cl. 1A4, 6.00%, 7/25/36	142,137	116,436	JPMBB Commercial Mortgage Securities Trust. ,
Federal Home Loan Mortgage Corp. ,			Interest-Only Stripped Mtg. -Backed Security,
Series 2019-HQA1, Cl. M2, 4.836%			Series 2015-C27, Cl. XA, 24.311%, 2/15/48[4]	2,838,789	132,250
[US0001M+235], 2/25/49[1,3]	70,000	70,565	LB Commercial Conduit Mortgage Trust,
First Horizon Alternative Mortgage Securities			Interest-Only Stripped Mtg. -Backed Security,
Trust, Series 2005-FA8, Cl. 1A6, 3.136%			Series 1998-C1, Cl. IO, 0.00%, 2/18/30[4,5]	64,511	4
[US0001M+65], 11/25/35[3]	111,182	79,714	Lehman Structured Securities Corp. , Series
FREMF Mortgage Trust:			2002-GE1, Cl. A, 0.00%, 7/26/24[1,8,9]	25,313	17,597
Series 2010-K6,Cl. B, 5.375%,			Morgan Stanley Bank of America Merrill Lynch Trust:
12/25/46[1,9]	55,000	55,889	Series 2013-C7,Cl. AAB, 2.469%,
Series 2012-K710,Cl. B, 3.933%,			2/15/46	78,055	77,646
6/25/47[1,9]	40,000	39,931	Series 2013-C9,Cl. AS, 3.456%, 5/15/46	225,000	228,248
Series 2012-K711,Cl. B, 3.519%,			Series 2014-C19,Cl. AS, 3.832%,
8/25/45[1,9]	15,000	14,990	12/15/47	595,000	610,215

	4	OPPENHEIMER TOTAL RETURN BOND FUND/VA

	Principal Amount	Value		Principal Amount	Value
Commercial (Continued)			Residential (Continued)
Morgan Stanley Capital I Trust:			Connecticut Avenue Securities: (Continued)
Series 2011-C1,Cl. A4, 5.033%,			Series 2017-C03,Cl. 1M1, 3.436%
9/15/47[1,9]	$58,650	$60,137	[US0001M+95], 10/25/29[3]	$274,462	$275,041
Series 2011-C2,Cl. A4, 4.661%,			Series 2017-C07,Cl. 1M2, 4.886%
6/15/44[1]	75,000	77,272	[US0001M+240], 5/25/30[3]	210,000	214,684
Morgan Stanley Capital I, Inc. , Interest-Only			Series 2018-C01,Cl. 1M1, 3.086%
Commercial Mtg. Pass-Through Certificates,			[US0001M+60], 7/25/30[3]	409,124	408,345
Series 2017-HR2, Cl. XA, 10.363%, 12/15/50[4]	680,462	37,842	Series 2018-C02,Cl. 2M2, 4.686%
Morgan Stanley Re-Remic Trust, Series 2012-			[US0001M+220], 8/25/30[3]	250,000	249,590
R3, Cl . 1B, 3.644%, 11/26/36[1,9]	439,881	409,567	Series 2018-C03,Cl. 1M1, 3.166%
Morgan Stanley Resecuritization Trust, Series			[US0001M+68], 10/25/30[3]	267,649	267,629
2013-R9, Cl. 3A, 3.912%, 6/26/46[1,9]	46,345	46,434	Series 2018-C03,Cl. 1M2, 4.636%
RBSSP Resecuritization Trust, Series 2010-1, Cl.			[US0001M+215], 10/25/30[3]	285,000	284,989
2A1, 4.433%, 7/26/45[1,9]	10,377	10,663	Series 2018-C04,Cl. 2M2, 5.036%
UBS Commercial Mortgage Trust, Interest-Only			[US0001M+255], 12/25/30[3]	275,000	277,130
Commercial Mtg. Pass-Through Certificates,			Series 2018-C05,Cl. 1M1, 3.206%
Series 2017-C5, Cl. XA, 12.272%, 11/15/50[4]	1,248,837	76,930	[US0001M+72], 1/25/31[3]	98,353	98,364
Wells Fargo Commercial Mortgage Trust, Series			Series 2018-C05,Cl. 1M2, 4.836%
2015-NXS1, Cl. ASB, 2.934%, 5/15/48	305,000	305,549	[US0001M+235], 1/25/31[3]	120,000	120,670
Wells Fargo Commercial Mortgage Trust,			Series 2018-C06,Cl. 2M1, 3.036%
Interest-Only Commercial Mtg. Pass-Through			[US0001M+55], 3/25/31[3]	39,695	39,648
Certificates, Series 2017-C42, Cl. XA,			Series 2018-C06,Cl. 2M2, 4.586%
10.338%, 12/15/50[4]	895,368	56,822	[US0001M+210], 3/25/31[3]	325,000	321,303
Wells Fargo Mortgage Backed Securities Trust,			Connecticut Avenue Securities Trust:
Series 2019-1, Cl. A7, 4.00%, 11/25/48[1,9]	155,392	158,193	Series 2019-R01,Cl. 2M2, 4.936%
WF-RBS Commercial Mortgage Trust:			[US0001M+245], 7/25/31[1,3]	305,000	305,893
Series 2013-C14,Cl. AS, 3.488%,			Series 2019-R02,Cl. 1M1, 3.336%
6/15/46	150,000	151,527	[US0001M+85], 8/25/31[1,3]	305,000	305,791
Series 2014-C20,Cl. AS, 4.176%,			GSR Mortgage Loan Trust, Series 2005-AR4,
5/15/47	130,000	134,888	Cl. 6A1, 4.329%, 7/25/35[9]	44,919	45,377
Series 2014-C22,Cl. A3, 3.528%,			HomeBanc Mortgage Trust, Series 2005-3, Cl.
9/15/57	45,000	45,711	A2, 2.796% [US0001M+31], 7/25/35[3]	18,540	18,466
Series 2014-LC14,Cl. AS, 4.351%,			MASTR Asset Backed Securities Trust, Series
3/15/47[9]	145,000	152,219	2006-WMC3, Cl. A3, 2.586% [US0001M+10],
		9,455,501	8/25/36[3]	44,867	21,693
Residential—7.6%			RALI Trust:
Banc of America Funding Trust:			Series 2006-QS13,Cl. 1A8, 6.00%,
Series 2007-1,Cl. 1A3, 6.00%, 1/25/37	75,681	70,476	9/25/36	598	531
Series 2007-C,Cl. 1A4, 4.622%,			Series 2007-QS6,Cl. A28, 5.75%,
5/20/36[9]	27,965	27,760	4/25/37	7,392	6,825
Series 2014-R7,Cl. 3A1, 4.954%,			STACR Trust:
3/26/36[1,9]	39,886	39,991	Series 2018-DNA2,Cl. M1, 3.286%
Banc of America Mortgage Trust, Series 2007-			[US0001M+80], 12/25/30[1,3]	380,000	380,052
1, Cl . 1A24, 6.00%, 3/25/37	47,392	44,060	Series 2018-DNA3,Cl. M1, 3.236%
Bear Stearns ARM Trust:			[US0001M+75], 9/25/48[1,3]	70,000	69,957
Series 2005-9,Cl. A1, 4.73%			Series 2018-DNA3,Cl. M2, 4.586%
[H15T1Y+230], 10/25/35[3]	84,088	85,346	[US0001M+210], 9/25/48[1,3]	300,000	296,459
Series 2006-1,Cl. A1, 4.91%			Series 2018-HRP2,Cl. M2, 3.736%
[H15T1Y+225], 2/25/36[3]	104,580	105,750	[US0001M+125], 2/25/47[1,3]	215,000	216,003
CHL Mortgage Pass-Through Trust:			Structured Agency Credit Risk Debt Nts.:
Series 2005-17,Cl. 1A8, 5.50%, 9/25/35	10,437	10,347	Series 2013-DN2,Cl. M2, 6.736%
Series 2005-26,Cl. 1A8, 5.50%,			[US0001M+425], 11/25/23[3]	251,665	275,058
11/25/35	65,495	59,119	Series 2014-DN1,Cl. M2, 4.686%
Series 2005-J4,Cl. A7, 5.50%, 11/25/35	8,553	8,539	[US0001M+220], 2/25/24[3]	32,389	32,953
Citigroup Mortgage Loan Trust, Inc. , Series			Series 2014-DN1,Cl. M3, 6.986%
2006-AR1, Cl. 1A1, 4.97% [H15T1Y+240],			[US0001M+450], 2/25/24[3]	210,000	234,223
10/25/35[3]	265,517	269,487	Series 2014-DN2,Cl. M3, 6.086%
Connecticut Avenue Securities:			[US0001M+360], 4/25/24[3]	225,000	243,168
Series 2014-C02,Cl. 1M2, 5.086%			Series 2014-HQ2,Cl. M3, 6.236%
[US0001M+260], 5/25/24[3]	170,000	178,368	[US0001M+375], 9/25/24[3]	335,000	371,001
Series 2014-C03,Cl. 1M2, 5.486%			Series 2015-HQA2,Cl. M2, 5.286%
[US0001M+300], 7/25/24[3]	285,419	303,241	[US0001M+280], 5/25/28[3]	36,052	36,779
Series 2014-C03,Cl. 2M2, 5.386%			Series 2016-DNA1,Cl. M2, 5.39%
[US0001M+290], 7/25/24[3]	52,946	55,479	[US0001M+290], 7/25/28[3]	64,742	65,886
Series 2016-C02,Cl. 1M2, 8.486%			Series 2016-DNA4,Cl. M3, 6.286%
[US0001M+600], 9/25/28[3]	133,927	152,723	[US0001M+380], 3/25/29[3]	325,000	357,591
Series 2016-C03,Cl. 1M1, 4.486%			Series 2016-HQA3,Cl. M3, 6.336%
[US0001M+200], 10/25/28[3]	48,419	48,799	[US0001M+385], 3/25/29[3]	110,000	121,517

	5	OPPENHEIMER TOTAL RETURN BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Value		Principal Amount	Value
Residential (Continued)			Entertainment (Continued)
Structured Agency Credit Risk Debt Nts. : (Continued)			Viacom, Inc. , 4.375% Sr. Unsec. Nts.,
Series 2016-HQA4,Cl. M3, 6.386%			3/15/43	$100,000 $	89,915
[US0001M+390], 4/25/29[3]	$320,000	$353,724	Walt Disney Co. (The), 4.75% Sr. Unsec.
Series 2017-HQA1,Cl. M1, 3.686%			Nts. , 11/15/46[1]	86,000	100,232
[US0001M+120], 8/25/29[3]	415,694	416,866			445,258
Series 2018-DNA1,Cl. M1, 2.936%			Hotels, Restaurants & Leisure—0.6%
[US0001M+45], 7/25/30[3]	400,058	398,386	Aramark Services, Inc. , 5.00% Sr. Unsec.
Series 2018-DNA1,Cl. M2, 4.286%			Nts. , 4/1/25[1]	303,000	311,029
[US0001M+180], 7/25/30[3]	420,000	410,650	Marriott International, Inc. , 3.245%
WaMu Mortgage Pass-Through Certificates Trust:			[US0003M+65] Sr. Unsec. Nts. , 3/8/21[3]	208,000	208,580
Series 2003-AR10,Cl. A7, 4.481%,			Royal Caribbean Cruises Ltd. , 2.65% Sr.
10/25/33[9]	59,325	60,386	Unsec. Nts. , 11/28/20	287,000	286,806
Series 2005-AR14,Cl. 1A4, 4.193%,					806,415
12/25/35[9]	117,820	116,895
Series 2005-AR16,Cl. 1A1, 4.256%,			Household Durables—1.2%
12/25/35[9]	54,295	54,245	DR Horton, Inc. , 2.55% Sr. Unsec. Nts.,
Wells Fargo Mortgage-Backed Securities Trust:			12/1/20	320,000	318,065
Series 2005-AR15,Cl. 1A2, 4.667%,			Lennar Corp. , 4.75% Sr. Unsec. Nts.,
9/25/35[9]	54,265	53,170	5/30/25	314,000	322,243
Series 2005-AR15,Cl. 1A6, 4.667%,			Newell Brands, Inc. :
9/25/35[9]	21,039	20,436	5.00% Sr. Unsec. Nts. , 11/15/23	171,000	171,630
Series 2005-AR4,Cl. 2A2, 5.086%,			5.50% Sr. Unsec. Nts. , 4/1/46	108,000	97,716
4/25/35[9]	111,101	112,488	PulteGroup, Inc. , 5.00% Sr. Unsec. Nts.,
Series 2006-AR10,Cl. 1A1, 4.704%,			1/15/27	241,000	241,301
7/25/36[9]	39,383	39,658	Toll Brothers Finance Corp.:
Series 2006-AR10,Cl. 5A5, 4.542%,			4.375% Sr. Unsec. Nts. , 4/15/23	257,000	258,606
7/25/36[9]	102,593	103,106	4.875% Sr. Unsec. Nts. , 3/15/27	75,000	74,039
Series 2006-AR2,Cl. 2A3, 4.954%,					1,483,600
3/25/36[9]	43,141	43,917	Internet & Catalog Retail—0.5%
Series 2006-AR7,Cl. 2A4, 4.42%,			Amazon. com, Inc. , 4.95% Sr. Unsec.
5/25/36[9]	10,272	10,567	Nts. , 12/5/44	113,000	135,463
Series 2007-16,Cl. 1A1, 6.00%,			QVC, Inc. , 4.45% Sr. Sec. Nts. , 2/15/25	520,000	519,933
12/28/37	33,188	33,012			655,396
		9,649,607
Total Mortgage-Backed Obligations (Cost $57,058,033)		56,299,242	Media—1.6%
			CBS Corp. , 4.20% Sr. Unsec. Nts. , 6/1/29	160,000	161,417
			Charter Communications Operating LLC/
U. S. Government Obligation—0.1%			Charter Communications Operating
United States Treasury Nts. , 1.50%, 5/31/19[10]			Capital, 5.375% Sr. Sec. Nts. , 5/1/47	65,000	64,860
(Cost $193,043)	193,000	192,695	Comcast Corp.:
			3.95% Sr. Unsec. Nts. , 10/15/25	207,000	216,771
Corporate Bonds and Notes—47.6%			4.00% Sr. Unsec. Nts. , 3/1/48	105,000	103,281
Consumer Discretionary—8.0%			Interpublic Group of Cos. , Inc. (The):
Automobiles—1.9%			3.75% Sr. Unsec. Nts. , 10/1/21	251,000	255,528
Daimler Finance North America LLC,			4.20% Sr. Unsec. Nts. , 4/15/24	311,000	320,242
3.75% Sr. Unsec. Nts. , 11/5/21[1]	269,000	273,846	Sky Ltd. , 3.75% Sr. Unsec. Nts. , 9/16/24[1]	152,000	157,604
General Motors Co. , 6.25% Sr. Unsec.			Time Warner Cable LLC, 4.50% Sr.
Nts. , 10/2/43	78,000	78,171	Unsec. Unsub. Nts. , 9/15/42	106,000	93,182
General Motors Financial Co. , Inc.:			Virgin Media Secured Finance plc,
4.15% Sr. Unsec. Nts. , 6/19/23	310,000	313,223	5.25% Sr. Sec. Nts. , 1/15/26[1]	319,000	322,190
4.20% Sr. Unsec. Nts. , 11/6/21	250,000	254,884	WPP Finance 2010, 3.75% Sr. Unsec.
Harley-Davidson Financial Services, Inc. ,			Nts. , 9/19/24	321,000	316,943
2.40% Sr. Unsec. Nts. , 6/15/20[1]	323,000	319,388			2,012,018
Hyundai Capital America:
1.75% Sr. Unsec. Nts. , 9/27/19[1]	243,000	241,799	Specialty Retail—1.1%
4.125% Sr. Unsec. Nts. , 6/8/23[1]	315,000	321,229	AutoNation, Inc. , 5.50% Sr. Unsec. Nts.,
Nissan Motor Acceptance Corp. , 3.65%			2/1/20	291,000	296,840
Sr. Unsec. Nts. , 9/21/21[1]	310,000	311,815	AutoZone, Inc. , 1.625% Sr. Unsec. Nts.,
Volkswagen Group of America Finance			4/21/19	64,000	63,940
LLC, 4.00% Sr. Unsec. Nts. , 11/12/21[1]	298,000	304,210	L Brands, Inc. , 5.625% Sr. Unsec. Nts.,
		2,418,565	2/15/22	297,000	309,623
			Penske Truck Leasing Co. LP/PTL Finance
Diversified Consumer Services—0.3%			Corp. , 3.65% Sr. Unsec. Nts. , 7/29/21[1]	110,000	111,547
Service Corp. International, 4.625% Sr.			Ross Stores, Inc. , 3.375% Sr. Unsec. Nts.,
Unsec. Nts. , 12/15/27	325,000	324,187	9/15/24	324,000	330,108
Entertainment—0.3%			Signet UK Finance plc, 4.70% Sr. Unsec.
Fox Corp. , 3.666% Sr. Unsec. Nts.,			Nts. , 6/15/24	342,000	292,410
1/25/22[1]	250,000	255,111			1,404,468

	6	OPPENHEIMER TOTAL RETURN BOND FUND/VA

	Principal Amount	Value	Principal Amount		Value
Textiles, Apparel & Luxury Goods—0.5%			Oil, Gas & Consumable Fuels—3.3%
Hanesbrands, Inc. , 4.875% Sr. Unsec.			Anadarko Petroleum Corp. , 4.50% Sr.
Nts. , 5/15/26[1]	$316,000	$313,346	Unsec. Nts. , 7/15/44	$64,000	$60,518
Levi Strauss & Co. , 5.00% Sr. Unsec.			Andeavor Logistics LP/Tesoro Logistics
Nts. , 5/1/25	307,000	317,745	Finance Corp. , 4.25% Sr. Unsec. Nts.,
		631,091	12/1/27	195,000	196,795
Consumer Staples—4.8%			Apache Corp. , 4.375% Sr. Unsec. Nts.,
Beverages—1.1%			10/15/28	237,000	239,206
			Cimarex Energy Co. , 4.375% Sr. Unsec.
Anheuser-Busch InBev Worldwide, Inc. ,			Nts. , 3/15/29	160,000	165,095
8.20% Sr. Unsec. Unsub. Nts. , 1/15/39	186,000	259,282
Bacardi Ltd. , 4.70% Sr. Unsec. Nts.,			Columbia Pipeline Group, Inc. , 3.30% Sr.
5/15/28[1]	163,000	163,389	Unsec. Nts. , 6/1/20	302,000	303,344
			Devon Energy Corp. , 4.75% Sr. Unsec.
Keurig Dr Pepper, Inc. , 4.057% Sr. Unsec.			Nts. , 5/15/42	64,000	64,735
Nts. , 5/25/23[1]	304,000	312,995
Molson Coors Brewing Co. , 2.10% Sr.			Energy Transfer Operating LP:
Unsec. Nts. , 7/15/21	311,000	305,204	4.25% Sr. Unsec. Nts. , 3/15/23	245,000	251,851
Pernod Ricard SA, 4.25% Sr. Unsec. Nts.,			5.30% Sr. Unsec. Nts. , 4/15/47	94,000	92,797
7/15/22[1]	307,000	318,858	Enterprise Products Operating LLC:
		1,359,728	4.85% Sr. Unsec. Nts. , 8/15/42	79,000	83,163
			4.90% Sr. Unsec. Nts. , 5/15/46	27,000	29,051
Food & Staples Retailing—0.0%			EQT Corp. , 2.50% Sr. Unsec. Nts.,
Kroger Co. (The), 4.45% Sr. Unsec. Nts.,			10/1/20	340,000	335,653
2/1/47	89,000	81,121	Kinder Morgan Energy Partners LP,
Food Products—2.7%			5.80% Sr. Unsec. Nts. , 3/1/21	124,000	130,565
Bunge Ltd. Finance Corp.:			Kinder Morgan, Inc. , 5.20% Sr. Unsec.
3.25% Sr. Unsec. Nts. , 8/15/26	216,000	194,284	Nts. , 3/1/48	221,000	233,435
3.50% Sr. Unsec. Nts. , 11/24/20	313,000	314,672	Marathon Petroleum Corp. , 3.80% Sr.
Campbell Soup Co. , 3.30% Sr. Unsec.			Unsec. Nts. , 4/1/28[2]	138,000	136,890
Nts. , 3/15/21	311,000	313,108	Midwest Connector Capital Co. LLC,
Conagra Brands, Inc.:			3.625% Sr. Unsec. Nts. , 4/1/22[1]	316,000	320,777
3.80% Sr. Unsec. Nts. , 10/22/21	240,000	244,565	ONEOK, Inc. , 4.35% Sr. Unsec. Nts.,
4.60% Sr. Unsec. Nts. , 11/1/25	302,000	318,060	3/15/29	161,000	164,199
Kraft Heinz Foods Co.:			Pioneer Natural Resources Co. , 3.45%
2.80% Sr. Unsec. Nts. , 7/2/20	316,000	315,588	Sr. Unsec. Nts. , 1/15/21	318,000	321,454
4.375% Sr. Unsec. Nts. , 6/1/46	207,000	180,173	Sabine Pass Liquefaction LLC:
Lamb Weston Holdings, Inc. , 4.875% Sr.			4.20% Sr. Sec. Nts. , 3/15/28	166,000	167,652
Unsec. Nts. , 11/1/26[1]	308,000	313,775	5.625% Sr. Sec. Nts. , 2/1/21	237,000	246,327
Mondelez International Holdings			Sunoco Logistics Partners Operations LP,
Netherlands BV, 2.00% Sr. Unsec. Nts.,			4.00% Sr. Unsec. Nts. , 10/1/27	194,000	192,746
10/28/21[1]	319,000	311,141	Valero Energy Corp. , 4.00% Sr. Unsec.
Smithfield Foods, Inc.:			Nts. , 4/1/29	153,000	154,580
2.70% Sr. Unsec. Nts. , 1/31/20[1]	137,000	136,068	Williams Cos. , Inc. (The), 3.70% Sr.
3.35% Sr. Unsec. Nts. , 2/1/22[1]	174,000	170,379	Unsec. Unsub. Nts. , 1/15/23	318,000	324,037
5.20% Sr. Unsec. Nts. , 4/1/29[1]	255,000	256,731			4,214,870
Tyson Foods, Inc.:			Financials—13.2%
3.90% Sr. Unsec. Nts. , 9/28/23	255,000	262,968	Capital Markets—2.6%
5.10% Sr. Unsec. Nts. , 9/28/48	89,000	90,891	Blackstone Holdings Finance Co. LLC,
		3,422,403	3.15% Sr. Unsec. Nts. , 10/2/27[1]	121,000	117,741
Tobacco—1.0%			Brookfield Asset Management, Inc. ,
			4.00% Sr. Unsec. Nts. , 1/15/25	252,000	254,747
Altria Group, Inc. , 3.49% Sr. Unsec. Nts.,			Credit Suisse AG (New York), 3.625% Sr.
2/14/22	209,000	212,460	Unsec. Nts. , 9/9/24	189,000	192,583
BAT Capital Corp.:			Credit Suisse Group Funding Guernsey
2.297% Sr. Unsec. Nts. , 8/14/20	330,000	326,831	Ltd. , 4.55% Sr. Unsec. Nts. , 4/17/26	147,000	153,792
3.557% Sr. Unsec. Nts. , 8/15/27	169,000	160,315	E*TRADE Financial Corp. , 5.875%
Imperial Brands Finance plc, 3.75% Sr.			[US0003M+443.5] Jr. Sub. Perpetual
Unsec. Nts. , 7/21/22[1]	308,000	312,330	Bonds[3,11]	308,000	312,235
Imperial Tobacco Finance plc, 2.95% Sr.			Goldman Sachs Group, Inc. (The):
Unsec. Nts. , 7/21/20[1]	233,000	232,358	3.50% Sr. Unsec. Nts. , 11/16/26	172,000	170,006
		1,244,294	3.75% Sr. Unsec. Nts. , 2/25/26	170,000	170,911
Energy—3.5%			4.017% [US0003M+137.3] Sr. Unsec.
Energy Equipment & Services—0.2%			Nts. , 10/31/38[3]	136,000	130,646
Halliburton Co. , 5.00% Sr. Unsec. Nts.,			Morgan Stanley:
11/15/45	70,000	74,700	4.431% [US0003M+162.8] Sr. Unsec.
Schlumberger Holdings Corp. , 4.00% Sr.			Nts. , 1/23/30[3]	238,000	251,418
Unsec. Nts. , 12/21/25[1]	184,000	189,995	5.00% Sub. Nts. , 11/24/25	264,000	283,412
		264,695	MSCI, Inc. , 4.75% Sr. Unsec. Nts.,
			8/1/26[1]	311,000	320,330
			Northern Trust Corp. , 3.375%
			[US0003M+113.1] Sub. Nts. , 5/8/32[3]	119,000	116,778

	7	OPPENHEIMER TOTAL RETURN BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value		Principal Amount	Value
Capital Markets (Continued)			Commercial Banks (Continued)
Plains All American Pipeline LP/PAA			Nordea Bank Abp, 4.625%
Finance Corp. , 4.50% Sr. Unsec. Nts.,			[USSW5+169] Sub. Nts. , 9/13/33[1,3]	$112,000	$113,266
12/15/26	$195,000	$200,116	PNC Financial Services Group, Inc. (The),
Raymond James Financial, Inc. , 3.625%			3.15% Sr. Unsec. Nts. , 5/19/27	235,000	235,806
Sr. Unsec. Nts. , 9/15/26	157,000	155,656	Regions Financial Corp. , 2.75% Sr.
TD Ameritrade Holding Corp. , 3.30% Sr.			Unsec. Nts. , 8/14/22	177,000	175,783
Unsec. Nts. , 4/1/27	191,000	192,092	Royal Bank of Canada, 3.70% Sr. Unsec.
UBS Group Funding Switzerland AG:			Nts. , 10/5/23	272,000	281,314
4.125% Sr. Unsec. Nts. , 4/15/26[1]	153,000	158,480	Societe Generale SA, 3.875% Sr. Unsec.
4.253% Sr. Unsec. Nts. , 3/23/28[1]	135,000	140,628	Nts. , 3/28/24[1]	248,000	249,055
		3,321,571	SunTrust Bank (Atlanta GA):
Commercial Banks—6.7%			3.30% Sub. Nts. , 5/15/26	112,000	111,197
ABN AMRO Bank NV, 4.40%			4.05% Sr. Unsec. Nts. , 11/3/25	135,000	142,451
[USSW5+219.7] Sub. Nts. , 3/27/28[3,12]	321,000	324,097	Synovus Financial Corp. , 3.125% Sr.
Bank of America Corp.:			Unsec. Nts. , 11/1/22	180,000	178,065
3.248% Sr. Unsec. Nts. , 10/21/27	262,000	256,992	US Bancorp, 3.10% Sub. Nts. , 4/27/26	204,000	203,973
3.824% [US0003M+157.5] Sr. Unsec.			Wells Fargo & Co.:
Nts. , 1/20/28[3]	185,000	187,875	3.584% [US0003M+131] Sr. Unsec.
4.271% [US0003M+131] Sr. Unsec.			Nts. , 5/22/28[3]	257,000	258,532
Nts. , 7/23/29[3]	253,000	263,903	4.75% Sub. Nts. , 12/7/46	160,000	167,841
7.75% Jr. Sub. Nts. , 5/14/38	232,000	322,912			8,496,223
Bank of Ireland Group plc, 4.50% Sr.			Consumer Finance—0.6%
Unsec. Nts. , 11/25/23[1]	250,000	254,570	Capital One Financial Corp. :
Bank of Montreal, Series E, 3.30% Sr.			3.75% Sr. Unsec. Nts. , 3/9/27	103,000	101,502
Unsec. Nts. , 2/5/24	247,000	249,840	3.90% Sr. Unsec. Nts. , 1/29/24	157,000	160,601
BNP Paribas SA, 4.375%			Discover Bank, 4.65% Sr. Unsec. Nts.,
[USSW5+148.3] Sub. Nts. , 3/1/33[1,3]	176,000	172,922	9/13/28	116,000	121,638
BPCE SA, 4.50% Sub. Nts. , 3/15/25[1]	185,000	186,312	Discover Financial Services, 3.75% Sr.
Canadian Imperial Bank of Commerce,			Unsec. Nts. , 3/4/25	137,000	136,726
3.10% Sr. Unsec. Nts. , 4/2/24[7]	315,000	314,348	Synchrony Financial, 4.25% Sr. Unsec.
Citigroup, Inc.:			Nts. , 8/15/24	252,000	253,800
4.075% [US0003M+119.2] Sr. Unsec.					774,267
Nts. , 4/23/29[3]	256,000	262,926	Diversified Financial Services—0.4%
4.281% [US0003M+183.9] Sr. Unsec.
Nts. , 4/24/48[3]	334,000	342,784	Berkshire Hathaway Energy Co. , 3.80%
			Sr. Unsec. Nts. , 7/15/48	75,000	71,947
Citizens Bank NA (Providence RI),			Peachtree Corners Funding Trust,
2.65% Sr. Unsec. Nts. , 5/26/22	65,000	64,503	3.976% Sr. Unsec. Nts. , 2/15/25[1]	121,000	122,878
Compass Bank, 2.875% Sr. Unsec. Nts.,
6/29/22	285,000	282,246	Voya Financial, Inc. , 5.65%
			[US0003M+358] Jr. Sub. Nts. , 5/15/53[3]	300,000	295,943
Credit Agricole SA, 4.375% Sub. Nts.,					490,768
3/17/25[1]	310,000	316,219
Fifth Third Bank (Cincinnati OH), 3.85%			Insurance—1.8%
Sub. Nts. , 3/15/26	168,000	171,259	Aflac, Inc. , 4.75% Sr. Unsec. Nts.,
First Republic Bank, 4.375% Sub. Nts.,			1/15/49	106,000	117,508
8/1/46	127,000	124,733	AXA Equitable Holdings, Inc. , 4.35% Sr.
Fortis, Inc. , 3.055% Sr. Unsec. Nts.,			Unsec. Nts. , 4/20/28	165,000	167,814
10/4/26	202,000	193,558	Boardwalk Pipelines LP, 4.95% Sr.
HSBC Holdings plc:			Unsec. Nts. , 12/15/24	156,000	162,019
3.95% [US0003M+98.72] Sr. Unsec.			Brighthouse Financial, Inc. , 3.70% Sr.
Nts. , 5/18/24[3]	103,000	105,157	Unsec. Nts. , 6/22/27	67,000	60,495
4.041% [US0003M+154.6] Sr. Unsec.			CNA Financial Corp. , 3.45% Sr. Unsec.
Nts. , 3/13/28[3]	125,000	126,167	Nts. , 8/15/27	239,000	233,724
4.583% [US0003M+153.46] Sr. Unsec.			Hartford Financial Services Group, Inc.
Nts. , 6/19/29[3]	171,000	180,099	(The), 4.40% Sr. Unsec. Nts. , 3/15/48	192,000	194,757
Huntington Bancshares, Inc. , 4.00% Sr.			Lincoln National Corp. , 3.80% Sr. Unsec.
Unsec. Nts. , 5/15/25	317,000	330,175	Nts. , 3/1/28	193,000	195,949
JPMorgan Chase & Co. :			Manulife Financial Corp. , 4.061%
3.54% [US0003M+138] Sr. Unsec. Nts.,			[USISDA05+164.7] Sub. Nts. , 2/24/32[3]	193,000	187,898
5/1/28[3]	259,000	259,628	Marsh & McLennan Cos. , Inc. , 4.35% Sr.
3.782% [US0003M+133.7] Sr. Unsec.			Unsec. Nts. , 1/30/47	106,000	107,800
Nts. , 2/1/28[3]	337,000	343,880	Prudential Financial, Inc.:
3.797% [US0003M+89] Sr. Unsec. Nts.,			4.35% Sr. Unsec. Nts. , 2/25/50	125,000	129,606
7/23/24[3]	315,000	323,743	5.20% [US0003M+304] Jr. Sub. Nts.,
KeyCorp, 4.15% Sr. Unsec. Nts.,			3/15/44[3]	243,000	245,989
10/29/25	101,000	106,492	Swiss Re Finance Luxembourg SA,
Lloyds Banking Group plc, 6.657%			5.00% [H15T5Y+358.2] Sub. Nts.,
[US0003M+127] Jr. Sub. Perpetual			4/2/49[1,3,7]	387,000	391,674
Bonds[1,3,11]	304,000	311,600			2,195,233

	8	OPPENHEIMER TOTAL RETURN BOND FUND/VA

Principal Amount		Value	Principal Amount		Value
Real Estate Investment Trusts (REITs)—1.1%			Industrials—3.4%
American Tower Corp.:			Aerospace & Defense—1.0%
3.00% Sr. Unsec. Nts. , 6/15/23	$262,000 $	261,381	BAE Systems Holdings, Inc. , 3.85% Sr.
4.00% Sr. Unsec. Nts. , 6/1/25	168,000	173,112	Unsec. Nts. , 12/15/25[1]	$246,000	$248,910
5.05% Sr. Unsec. Unsub. Nts. , 9/1/20	160,000	164,920	Huntington Ingalls Industries, Inc. ,
Crown Castle International Corp. , 3.65%			3.483% Sr. Unsec. Nts. , 12/1/27	176,000	172,550
Sr. Unsec. Nts. , 9/1/27	170,000	167,475	L3 Technologies, Inc. , 3.85% Sr. Unsec.
Digital Realty Trust LP, 3.40% Sr. Unsec.			Nts. , 6/15/23	317,000	327,022
Nts. , 10/1/20	29,000	29,219	Northrop Grumman Corp. , 4.75% Sr.
Lamar Media Corp. , 5.75% Sr. Unsec.			Unsec. Nts. , 6/1/43	175,000	189,807
Nts. , 2/1/26	292,000	306,235	United Technologies Corp.:
VEREIT Operating Partnership LP,			3.35% Sr. Unsec. Nts. , 8/16/21	77,000	78,080
4.625% Sr. Unsec. Nts. , 11/1/25	305,000	315,934	3.95% Sr. Unsec. Nts. , 8/16/25	193,000	200,758
		1,418,276			1,217,127
Health Care—4.3%			Air Freight & Couriers—0.1%
Biotechnology—0.9%			FedEx Corp. , 3.40% Sr. Unsec. Nts.,
AbbVie, Inc.:			1/14/22	106,000	107,495
3.75% Sr. Unsec. Nts. , 11/14/23	312,000	320,615	Building Products—0.4%
4.875% Sr. Unsec. Nts. , 11/14/48	131,000	129,260	Allegion US Holding Co. , Inc. , 3.55%
Amgen, Inc. , 4.563% Sr. Unsec. Nts.,			Sec. Nts. , 10/1/27	246,000	234,224
6/15/48	89,000	89,586	Fortune Brands Home & Security, Inc. ,
Biogen, Inc. , 5.20% Sr. Unsec. Nts.,			4.00% Sr. Unsec. Nts. , 9/21/23	297,000	305,507
9/15/45	98,000	104,124			539,731
Gilead Sciences, Inc. , 4.75% Sr. Unsec.
Nts. , 3/1/46	133,000	139,669	Electrical Equipment—0.2%
Shire Acquisitions Investments Ireland			Sensata Technologies BV:
DAC, 2.40% Sr. Unsec. Nts. , 9/23/21	321,000	317,484	5.00% Sr. Unsec. Nts. , 10/1/25[1]	170,000	175,100
		1,100,738	5.625% Sr. Unsec. Nts. , 11/1/24[1]	128,000	136,960
Health Care Equipment & Supplies—0.7%					312,060
Becton Dickinson & Co. , 3.70% Sr.			Industrial Conglomerates—0.1%
Unsec. Nts. , 6/6/27	252,000	251,531	GE Capital International Funding Co.
Boston Scientific Corp. , 4.00% Sr. Unsec.			Unlimited Co. , 3.373% Sr. Unsec. Nts.,
Nts. , 3/1/28	306,000	315,136	11/15/25	99,000	96,222
Hologic, Inc. , 4.375% Sr. Unsec. Nts.,			Machinery—0.3%
10/15/25[1]	318,000	317,936	Fortive Corp. , 1.80% Sr. Unsec. Nts.,
		884,603	6/15/19	37,000	36,847
Health Care Providers & Services—1.2%			Ingersoll-Rand Luxembourg Finance SA,
Cigna Corp. , 4.125% Sr. Unsec. Nts.,			3.80% Sr. Unsec. Nts. , 3/21/29	152,000	154,337
11/15/25[1]	246,000	254,921	Nvent Finance Sarl, 4.55% Sr. Unsec.
CVS Health Corp.:			Nts. , 4/15/28	162,000	163,079
2.125% Sr. Unsec. Nts. , 6/1/21	334,000	328,264			354,263
5.05% Sr. Unsec. Nts. , 3/25/48	286,000	288,704	Professional Services—0.2%
Fresenius Medical Care US Finance II,			IHS Markit Ltd. , 4.125% Sr. Unsec. Nts.,
Inc. , 5.875% Sr. Unsec. Nts. , 1/31/22[1]	295,000	312,247	8/1/23	198,000	202,176
McKesson Corp. , 3.65% Sr. Unsec. Nts.,
11/30/20	287,000	290,616	Road & Rail—0.5%
		1,474,752	Penske Truck Leasing Co. LP/PTL Finance
			Corp. , 3.40% Sr. Unsec. Nts. , 11/15/26[1]	276,000	264,587
Life Sciences Tools & Services—0.5%			Ryder System, Inc.:
IQVIA, Inc. , 5.00% Sr. Unsec. Nts.,			3.50% Sr. Unsec. Nts. , 6/1/21	74,000	74,938
10/15/26[1]	312,000	320,387	3.75% Sr. Unsec. Nts. , 6/9/23	314,000	321,809
Life Technologies Corp. , 6.00% Sr.					661,334
Unsec. Nts. , 3/1/20	237,000	243,475
Thermo Fisher Scientific, Inc. , 4.15% Sr.			Trading Companies & Distributors—0.6%
Unsec. Nts. , 2/1/24	121,000	126,578	Air Lease Corp. :
		690,440	3.25% Sr. Unsec. Nts. , 3/1/25	99,000	95,343
			3.625% Sr. Unsec. Nts. , 4/1/27	106,000	99,927
Pharmaceuticals—1.0%			GATX Corp. , 3.50% Sr. Unsec. Nts.,
Bayer US Finance II LLC, 3.875% Sr.			3/15/28	201,000	191,907
Unsec. Nts. , 12/15/23[1]	313,000	315,705	Mitsubishi UFJ Financial Group, Inc. ,
Elanco Animal Health, Inc. , 4.90% Sr.			3.741% Sr. Unsec. Nts. , 3/7/29	196,000	201,492
Unsec. Nts. , 8/28/28[1]	137,000	145,706	United Rentals North America, Inc. ,
Mylan NV, 3.15% Sr. Unsec. Nts.,			4.625% Sr. Unsec. Nts. , 10/15/25	168,000	166,320
6/15/21	303,000	302,455			754,989
Takeda Pharmaceutical Co. Ltd.:
4.00% Sr. Unsec. Nts. , 11/26/21[1]	279,000	286,276	Information Technology—3.6%
5.00% Sr. Unsec. Nts. , 11/26/28[1]	159,000	172,676	Communications Equipment—0.2%
		1,222,818	Motorola Solutions, Inc. , 4.60% Sr.
			Unsec. Nts. , 2/23/28	241,000	243,405

	9	OPPENHEIMER TOTAL RETURN BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value	Principal Amount		Value
Electronic Equipment, Instruments, & Components—0.4%			Construction Materials (Continued)
Arrow Electronics, Inc. , 3.875% Sr.			Martin Marietta Materials, Inc. , 3.50%
Unsec. Nts. , 1/12/28	$232,000 $	223,767	Sr. Unsec. Nts. , 12/15/27	$161,000 $	155,429
CDW LLC/CDW Finance Corp. , 5.50% Sr.					346,499
Unsec. Nts. , 12/1/24	54,000	57,037	Containers & Packaging—0.3%
Tech Data Corp. , 4.95% Sr. Unsec. Nts.,			Packaging Corp. of America, 3.65% Sr.
2/15/27	264,000	267,512	Unsec. Nts. , 9/15/24	94,000	94,622
		548,316	Silgan Holdings, Inc. , 4.75% Sr. Unsec.
IT Services—0.7%			Nts. , 3/15/25	270,000	266,288
DXC Technology Co.:					360,910
2.875% Sr. Unsec. Nts. , 3/27/20	238,000	237,923	Metals & Mining—0.6%
4.75% Sr. Unsec. Nts. , 4/15/27	241,000	245,200	Anglo American Capital plc, 3.625% Sr.
Fidelity National Information Services,			Unsec. Nts. , 9/11/24[1]	83,000	82,343
Inc. , 4.25% Sr. Unsec. Nts. , 5/15/28	162,000	166,866	ArcelorMittal, 6.125% Sr. Unsec. Nts.,
VeriSign, Inc.:			6/1/25	285,000	316,355
4.75% Sr. Unsec. Nts. , 7/15/27	190,000	190,735	Steel Dynamics, Inc. , 4.125% Sr. Unsec.
5.25% Sr. Unsec. Nts. , 4/1/25	99,000	104,074	Nts. , 9/15/25	326,000	320,295
		944,798			718,993
Semiconductors & Semiconductor Equipment—1.3%			Paper & Forest Products—0.1%
Broadcom, Inc.:			Louisiana-Pacific Corp. , 4.875% Sr.
3.125% Sr. Unsec. Nts. , 4/15/21[1,7]	452,000	451,467	Unsec. Nts. , 9/15/24	186,000	186,000
4.25% Sr. Unsec. Nts. , 4/15/26[1,7]	370,000	367,266
4.75% Sr. Unsec. Nts. , 4/15/29[1,7]	144,000	143,316	Telecommunication Services—2.0%
Microchip Technology, Inc. , 3.922% Sr.			Diversified Telecommunication Services—1.6%
Sec. Nts. , 6/1/21[1]	316,000	318,949	AT&T, Inc.:
NXP BV/NXP Funding LLC, 4.125% Sr.			4.30% Sr. Unsec. Nts. , 2/15/30	238,000	241,285
Unsec. Nts. , 6/1/21[1]	292,000	298,208	4.35% Sr. Unsec. Nts. , 6/15/45	126,000	116,021
		1,579,206	4.50% Sr. Unsec. Nts. , 3/9/48	135,000	127,350
			British Telecommunications plc:
Software—0.3%			4.50% Sr. Unsec. Nts. , 12/4/23	201,000	210,420
Autodesk, Inc. , 4.375% Sr. Unsec. Nts.,			9.625% Sr. Unsec. Nts. , 12/15/30	270,000	386,533
6/15/25	98,000	101,358	Deutsche Telekom International Finance
Open Text Corp. , 5.625% Sr. Unsec. Nts.,			BV, 4.375% Sr. Unsec. Nts. , 6/21/28[1]	149,000	155,200
1/15/23[1]	158,000	162,740	Telefonica Emisiones SA:
VMware, Inc. , 3.90% Sr. Unsec. Nts.,			4.103% Sr. Unsec. Nts. , 3/8/27	90,000	91,282
8/21/27	161,000	155,043	5.213% Sr. Unsec. Nts. , 3/8/47	79,000	80,361
		419,141	T-Mobile USA, Inc. , 6.50% Sr. Unsec.
Technology Hardware, Storage & Peripherals—0.7%			Nts. , 1/15/26	284,000	303,880
Apple, Inc. , 4.375% Sr. Unsec. Nts.,			Verizon Communications, Inc.:
5/13/45	188,000	205,194	4.125% Sr. Unsec. Nts. , 8/15/46	133,000	129,329
Dell International LLC/EMC Corp. ,			4.522% Sr. Unsec. Nts. , 9/15/48	184,000	189,380
5.30% Sr. Sec. Nts. , 10/1/29[1]	317,000	319,679			2,031,041
Hewlett Packard Enterprise Co. , 3.60%			Wireless Telecommunication Services—0.4%
Sr. Unsec. Nts. , 10/15/20	323,000	326,126
		850,999	Vodafone Group plc:
			3.75% Sr. Unsec. Nts. , 1/16/24	313,000	315,975
Materials—2.4%			7.00% [USSW5+487.3] Sub. Nts.,
Chemicals—1.1%			4/4/79[3,7]	122,000	124,129
Dow Chemical Co. (The), 4.55% Sr.					440,104
Unsec. Nts. , 11/30/25[1]	208,000	219,822
DowDuPont, Inc. , 5.419% Sr. Unsec.			Utilities—2.4%
Nts. , 11/15/48	125,000	142,133	Electric Utilities—1.8%
Eastman Chemical Co. , 3.50% Sr. Unsec.			AEP Texas, Inc. , 3.95% Sr. Unsec. Nts.,
Nts. , 12/1/21	126,000	127,979	6/1/28[1]	162,000	169,085
Nutrien Ltd.:			Duke Energy Corp. , 3.75% Sr. Unsec.
4.875% Sr. Unsec. Nts. , 3/30/20	41,000	41,821	Nts. , 9/1/46	65,000	61,018
5.00% Sr. Unsec. Nts. , 4/1/49[7]	84,000	87,935	Edison International:
PolyOne Corp. , 5.25% Sr. Unsec. Nts.,			2.125% Sr. Unsec. Nts. , 4/15/20	124,000	123,081
3/15/23	299,000	310,212	2.95% Sr. Unsec. Nts. , 3/15/23	195,000	181,243
RPM International, Inc. , 3.45% Sr.			EDP Finance BV, 3.625% Sr. Unsec. Nts.,
Unsec. Unsub. Nts. , 11/15/22	335,000	335,470	7/15/24[1]	219,000	217,764
Yara International ASA, 4.75% Sr. Unsec.			Emera US Finance LP, 2.70% Sr. Unsec.
Nts. , 6/1/28[1]	165,000	172,473	Nts. , 6/15/21	168,000	166,570
		1,437,845	Exelon Corp. :
			2.45% Sr. Unsec. Nts. , 4/15/21	152,000	150,319
Construction Materials—0.3%			4.45% Sr. Unsec. Nts. , 4/15/46	89,000	92,024
James Hardie International Finance DAC,			FirstEnergy Corp. , 3.90% Sr. Unsec. Nts.,
4.75% Sr. Unsec. Nts. , 1/15/25[1]	193,000	191,070	7/15/27	175,000	177,864
			Mid-Atlantic Interstate Transmission LLC,
			4.10% Sr. Unsec. Nts. , 5/15/28[1]	162,000	166,455

	10	OPPENHEIMER TOTAL RETURN BOND FUND/VA

Principal Amount		Value		Principal Amount	Value
Electric Utilities (Continued)			Food Products—0.4%
NextEra Energy Operating Partners LP,			General Mills, Inc. , 2.601%, 4/3/19[13,14]	$250,000	$249,908
4.25% Sr. Unsec. Nts. , 9/15/24[1]	$324,000 $	322,785	McCormick & Co, Inc. , 2.623%,
PPL WEM Ltd. /Western Power			4/8/19[13,14]	250,000	249,814
Distribution Ltd. , 5.375% Sr. Unsec.					499,722
Unsub. Nts. , 5/1/21[1]	308,000	318,119	Hotels, Restaurants & Leisure—0.3%
TECO Finance, Inc. , 5.15% Sr. Unsec.			Marriott International, Inc. , 2.717%,
Nts. , 3/15/20	153,000	156,172	5/3/19[13,14]	370,000	369,014
		2,302,499	Household Durables—1.2%
Independent Power and Renewable Electricity Producers—0.0%			Leggett & Platt, Inc. , 2.724%,
PSEG Power LLC, 3.00% Sr. Unsec. Nts.,			4/12/19[1,13,14]	550,000	549,430
6/15/21	16,000	15,934	Mohawk Industries, Inc. , 2.737%,
			4/22/19[1,13,14]	550,000	549,003
Multi-Utilities—0.6%			Whirlpool Corp. , 2.663%, 4/10/19[14]	560,000	559,506
CenterPoint Energy, Inc.:					1,657,939
3.60% Sr. Unsec. Nts. , 11/1/21	190,000	192,935	Household Products—0.9%
4.25% Sr. Unsec. Nts. , 11/1/28	147,000	152,533	Church & Dwight Co, Inc. , 2.571%,
Dominion Energy, Inc.:			4/3/19[1,13,14]	560,000	559,795
2.579% Jr. Sub. Nts. , 7/1/20	255,000	253,667	Clorox Co. (The), 2.685%, 4/22/19[1,13,14]	560,000	558,985
4.60% Sr. Unsec. Nts. , 3/15/49	79,000	82,386			1,118,780
		681,521	Industrial Conglomerates—0.4%
Total Corporate Bonds and Notes (Cost $59,343,905)		60,190,406	Johnson Controls International plc,
Short-Term Notes—18.3%			2.701%, 4/1/19[1,13,14]	490,000	489,892
Auto Components—0.5%			Leasing & Factoring—0.7%
Magna International, Inc. , 2.651%,			Harley-Davidson Financial Services, Inc. ,
4/1/19[1,13,14]	560,000	559,878	2.636%, 4/25/19[13,14]	370,000	369,243
Building Products—0.4%			Hitachi Capital America Corp. , 2.706%,
Assa Abloy Financial AB, 2.681%,			4/17/19[14]	550,000	549,217
4/2/19[1,13,14]	500,000	499,854			918,460
Chemicals—2.1%			Machinery—1.1%
Air Liquide US LLC, 2.602%, 4/4/19[1,13,14]	560,000	559,776	Parker-Hannifin Corp. , 2.656%,
Albemarle Corp. , 2.664%, 4/8/19[1,13,14]	550,000	549,564	4/25/19[1,13,14]	560,000	558,971
Alliant Energy Corp. , 2.671%, 4/3/19[14]	560,000	559,795	Snap-on, Inc. , 2.551%, 4/2/19[1,13,14]	560,000	559,836
Eastman Chemical Co. , 2.706%,			Xylem, Inc. , 2.684%, 4/10/19[13,14]	250,000	249,778
4/2/19[13,14]	370,000	369,892			1,368,585
Ecolab, Inc. , 2.603%, 4/9/19[14]	550,000	549,554	Metals & Mining—0.4%
		2,588,581	Glencore Funding, 3.109%, 4/8/19[13,14]	560,000	559,579
Commercial Services & Supplies—0.4%			Multiline Retail—0.4%
Cintas Executive Service, 2.622%,			Dollar General Corp. , 2.727%,
4/10/19[1,13,14]	560,000	559,500	4/22/19[1,13,14]	550,000	549,003
Computers & Peripherals—0.4%			Multi-Utilities—1.1%
NetApp, Inc. , 2.635%, 4/16/19[1,13,14]	490,000	489,341	CenterPoint Energy Resources Corp. ,
Containers & Packaging—0.3%			2.704%, 4/15/19[1,13,14]	310,000	309,613
International Paper Co. , 2.653%,			DTE Capital Corp. , 2.612%, 4/2/19[14]	550,000	549,839
4/9/19[1,13,14]	310,000	309,749	Xcel Energy, Inc. , 2.663%, 4/12/19[13,14]	560,000	559,420
Electric Utilities—2.3%					1,418,872
Ameren Illinois Co. , 2.651%, 4/1/19[14]	560,000	559,877	Oil, Gas & Consumable Fuels—0.4%
Commonwealth Edison Co. , 2.704%,			ENI Finance USA, Inc. , 2.777%,
4/9/19[13,14]	250,000	249,798	4/15/19[13,14]	550,000	549,302
Duke Energy Corp. , 2.651%, 4/3/19[1,13,14]	200,000	199,927	Paper, Containers & Packaging—0.4%
Eversource Energy, 2.633%, 4/10/19[13,14]	560,000	559,500	Avery Dennison, 2.613%, 4/3/19[13,14]	550,000	549,805
Nextera Energy Capital Holdings,			Specialty Retail—0.4%
2.671%, 4/4/19[1,13,14]	560,000	559,753	Relx, Inc. , 2.633%, 4/3/19[1,13,14]	550,000	549,798
Southern Company Funding Corp. ,			Telephone Utilities—0.9%
2.777%, 4/8/19[1,13,14]	570,000	569,580	Bell Canada, Inc. , 2.686%, 4/8/19[13,14]	570,000	569,577
		2,698,435	Telus Corp. , 2.706%, 4/18/19[1,14]	550,000	549,173
Electrical Equipment—0.4%					1,118,750
Eaton Corp. , 2.642%, 4/5/19[1,13,14]	560,000	559,712	Textiles, Apparel & Luxury Goods—0.4%
Electronic Equipment & Instruments—0.9%			VF Corp. , 2.694%, 4/12/19[1,13,14]	490,000	489,489
Amphenol Corp. , 2.601%, 4/1/19[14]	550,000	549,881	Water Utilities—0.4%
Tyco Electronics Group SA, 2.57%,			American Water Capital Corp. , 2.666%,
4/1/19[1,13,14]	560,000	559,877	4/5/19[13,14]	560,000	559,710
		1,109,758	Total Short-Term Notes (Cost $23,135,575)		23,130,539
Energy Equipment & Services—0.3%
TransCanada PipeLines Ltd, 2.746%,
4/24/19[1,13,14]	430,000	429,154
Food & Staples Retailing—0.5%
Walgreens Boots Alliance, Inc. , 2.60%,
4/1/19[14]	560,000	559,877

	11	OPPENHEIMER TOTAL RETURN BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Company—1.2%
Oppenheimer Institutional Government
Money Market Fund, Cl. E, 2.42%[15,16] (Cost
$1,521,753)	1,521,753	$ 1,521,753
Total Investments, at Value (Cost
$157,757,458)	124.8%	157,968,248
Net Other Assets (Liabilities)	(24.8)	(31,396,187)
Net Assets	100.0%	$ 126,572,061

Footnotes to Statement of Investments
1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $43,251,543 or 34.17% of the Fund's net assets at period end.
2. Restricted security. The aggregate value of restricted securities at period end was $328,744, which represents 0.26% of the Fund's net assets. See Note 3 of the accompanying Notes.
Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation/
Security	Dates	Cost	Value	(Depreciation)
GLS Auto Receivables Trust, Series 2018-1A, Cl. A,
2.82%, 7/15/22	1/30/18 $	192,119	$191,854	$(265)
Marathon Petroleum Corp. , 3.80% Sr. Unsec. Nts.,
4/1/28	7/25/18	131,698	136,890	5,192
		$323,817	$328,744	$4,927

3. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline.
Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,312,132 or 1.83% of the
Fund’s net assets at period end.
5. Interest rate is less than 0.0005%.
6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $53,050 or 0.04% of the Fund's net assets at period end.
7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.
8. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.
9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
10. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $169,731. See Note 5 of the accompanying Notes.
11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
12. Represents securities sold under Regulation S, which are exempt from registration under the Securities Act of 1933, as amended. These securities may not be offered or sold in the United
States without and exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. These securities amount to $324,097 or 0.26% of the Fund's net assets at period end.
13. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $18,143,820 or 14.33% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
14. Current yield as of period end.
15. Rate shown is the 7-day yield at period end.
16. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2018	Additions	Reductions	March 31, 2019
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,840,843	38,460,769	38,779,859	1,521,753
			Realized	Change in Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	$1,521,753	$6,073	$—	$—

Futures Contracts as of March 31, 2019
					Notional		Unrealized
			Number of		Amount		Appreciation/
Description	Buy/Sell	Expiration Date	Contracts		(000's)	Value	(Depreciation)
United States Treasury Long Bonds	Buy	6/19/19	31	USD	4,550 $	4,639,344	$89,783
United States Treasury Nts. , 10 yr.	Buy	6/19/19	55	USD	6,785	6,832,031	46,697
United States Treasury Nts. , 2 yr.	Sell	6/28/19	16	USD	3,406	3,409,500	(3,227)
United States Treasury Nts. , 5 yr.	Sell	6/28/19	28	USD	3,222	3,243,187	(20,895)

	12	OPPENHEIMER TOTAL RETURN BOND FUND/VA

Futures Contracts (Continued)
					Notional			Unrealized
				Number of	Amount			Appreciation/
Description		Buy/Sell Expiration Date		Contracts	(000’s)	Value		(Depreciation)
United States Ultra Bonds		Buy	6/19/19	58	USD 9,390	$9,744,000		$354,135
$466,493
1

Over-the-Counter Total Return Swaps at March 31, 2019
					Notional			Unrealized
		Pay/Receive Total			Amount			Appreciation/
Reference Asset	Counterparty	Return*	Floating Rate	Maturity Date	(000's)	Value		(Depreciation)
iBoxx USD Liquid IG Series 1
Version 1	GSCO-OT	Pay	USD-LIBOR-BBA	9/26/19	USD 5,189	$(112,413	) $	(112,413)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative.  For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative.  If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Glossary:
Counterparty Abbreviations
GSCO-OT	Goldman Sachs Bank USA
Currency abbreviations indicate amounts reporting in currencies
Definitions
BBA LIBOR	British Bankers' Association London - Interbank Offered Rate
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR	Intercontinental Exchange Benchmark Administration-London Interbank Offered Rate
LIBOR01M	ICE LIBOR USD 1 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year

	13	OPPENHEIMER TOTAL RETURN BOND FUND/VA

NOTES TO STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

1. Organization
Oppenheimer Total Return Bond Fund/VA (the “Fund”), a separate series of Oppenheimer Variable Account Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of
OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Shares of the Fund are sold only to separate accounts of life insurance companies.

2. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or
"NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.
    Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.
    Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation
Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
    To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.
Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets

14 OPPENHEIMER TOTAL RETURN BOND FUND/VA

2. Securities Valuation (Continued)
and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:
			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$16,633,613	$—	$16,633,613
Mortgage-Backed Obligations	—	56,278,744	20,498	56,299,242
U. S. Government Obligation	—	192,695	—	192,695
Corporate Bonds and Notes	—	60,190,406	—	60,190,406
Short-Term Notes	—	23,130,539	—	23,130,539
Investment Company	1,521,753	—	—	1,521,753
Total Investments, at Value	1,521,753	156,425,997	20,498	157,968,248
Other Financial Instruments:
Futures contracts	490,615	—	—	490,615
Total Assets	$2,012,368	$156,425,997	$20,498	$158,458,863

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$(112,413) $	—	$(112,413)
Futures contracts	(24,122)	—	—	(24,122)
Total Liabilities	$(24,122) $	(112,413) $	—	$(136,535)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
    For the reporting period, there were no transfers between levels.

3. Investments and Risks
Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds
are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund's investments in Affiliated Funds are included in the
Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.
    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government
Money Market Fund ("IGMMF"), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it

15 OPPENHEIMER TOTAL RETURN BOND FUND/VA

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-
related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price.
During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
    Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.
    At period end, the Fund did not have any forward roll securities.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

When-Issued or
Delayed Delivery
Basis Transactions
Purchased securities	$47,723,534
Sold securities	13,846,327

4. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the
U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives
The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.
    Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its

16 OPPENHEIMER TOTAL RETURN BOND FUND/VA

5. Use of Derivatives (Continued)
market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.
    Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.
    The Fund's actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.
    Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the
Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the
Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.
    The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.
    During the reporting period, the Fund had an ending monthly average market value of $157,829,445 and $17,000 on futures contracts purchased and sold, respectively.
    Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.
    Swap contracts are reported on a schedule following the Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports.
The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.
    Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
    Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk,

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)
and interest rate risk.
    The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.
    For the reporting period, the Fund had ending monthly average notional amounts of $1,297,202 on total return swaps which are short the reference asset.
    Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.
    The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.
    To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund's
International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive)
a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the
Fund.
    ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
    For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
    The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.
    With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.
    There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.
    Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.
    Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.
    For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted
in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g.,
$250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

18 OPPENHEIMER TOTAL RETURN BOND FUND/VA

6. Pending Acquisition
On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser
(the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of
Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the
“Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers,
Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.
    As of 5 p.m. Eastern Standard Time on April 12, 2019, the Reorganization has been approved by shareholders of record of the Fund as of January 14,
2019. Accordingly, if certain other closing conditions are satisfied or waived, the Reorganization is currently expected to close on or about May 24, 2019, or as soon as practicable thereafter. This is subject to change.

19 OPPENHEIMER TOTAL RETURN BOND FUND/VA